DEBT AND INTEREST	12 Months Ended
Dec. 31, 2019
DEBT AND INTEREST

7. DEBT AND INTEREST

Short-term Debt

The following table provides the components of the Company’s short-term debt obligations, along with applicable interest rates as of December 31, 2019 and 2018:

	2019		2018
		Average		Average
	Carrying	Interest	Carrying	Interest
(millions)	Value	Rate	Value	Rate
Short-term debt
Commercial paper	$55.1	(0.30)%	$165.4	0.18%
Notes payable	24.5	3.53%	175.9	1.44%
Long-term debt, current maturities	300.9		401.4
Total	$380.5		$742.7

Line of Credit

As of December 31, 2019, the Company had in place a $2.0 billion multi-currency revolving credit facility which matures in November 2022. The credit facility has been established with a diverse syndicate of banks and supports the Company’s U.S. and Euro commercial paper programs. There were no borrowings under the Company’s credit facility as of December 31, 2019 and 2018.

Commercial Paper

The Company’s commercial paper program is used as a potential source of liquidity and consists of a $2.0 billion U.S. commercial paper program and a $2.0 billion Euro commercial paper program. The maximum aggregate amount of commercial paper that may be issued by the Company under its commercial paper programs may not exceed $2.0 billion.

As of December 31, 2019 and 2018, the Company had $55.1 million (€50.0 million) and $141.4 million (€125.0 million), respectively, of commercial paper outstanding under its Euro program and as of December 31, 2018 the Company had $24.0 million outstanding under its U.S. program.

As of December 31, 2019, the Company’s short-term borrowing program was rated A-2 by Standard & Poor’s, P-2 by Moody’s and F-1 by Fitch.

Notes Payable

The Company’s notes payable consists of uncommitted credit lines with major international banks and financial institutions, primarily to support global cash pooling structures. As of December 31, 2019 and 2018, the Company had $24.5 million and $175.9 million, respectively, outstanding under these credit lines. Approximately $1,420 million and $575 million of these credit lines were available for use as of December 31, 2019 and 2018, respectively.

Long-term Debt

The following table provides the components of the Company’s long-term debt obligations, along with applicable interest rates as of December 31, 2019 and 2018:

		2019				2018
			Stated	Effective		Stated	Effective
	Maturity	Carrying	Interest	Interest	Carrying	Interest	Interest
(millions)	by Year	Value	Rate	Rate	Value	Rate	Rate

Long-term debt
Public notes (2019 principal amount)
Three year 2016 senior notes ($400 million)	2019	$ -	-%	-%	$399.7	2.00%	3.24%
Five year 2015 senior notes ($300 million)	2020	300.0	2.25%	2.79%	299.5	2.25%	2.79%
Ten year 2011 senior notes ($1.02 billion)	2021	1,018.3	4.35%	4.43%	1,017.6	4.35%	4.43%
Five year 2017 senior notes ($500 million)	2022	497.8	2.38%	2.55%	496.9	2.38%	2.55%
Seven year 2016 senior notes ($400 million)	2023	398.5	3.25%	3.49%	398.0	3.25%	3.49%
Seven year 2016 senior notes (€575 million)	2024	628.4	1.00%	1.10%	644.1	1.00%	1.09%
Ten year 2015 senior notes (€575 million)	2025	630.0	2.63%	2.96%	646.3	2.63%	2.94%
Ten year 2016 senior notes ($750 million)	2026	744.5	2.70%	2.93%	743.8	2.70%	2.93%
Ten year 2017 senior notes ($500 million)	2027	495.4	3.25%	3.37%	494.8	3.25%	3.37%
Thirty year 2011 senior notes ($458 million)	2041	451.9	5.50%	5.56%	451.6	5.50%	5.56%
Thirty year 2016 senior notes ($250 million)	2046	246.2	3.70%	3.76%	246.1	3.70%	3.76%
Thirty year 2017 senior notes ($700 million)	2047	610.4	3.95%	4.15%	609.0	3.95%	4.14%
Private notes (2019 principal amount)
Series B private placement senior notes ($250 million)	2023	249.6	4.32%	4.36%	249.4	4.32%	4.36%
Finance lease obligations and other		3.0			6.1
Total debt		6,274.0			6,702.9
Long-term debt, current maturities		(300.9)			(401.4)
Total long-term debt		$5,973.1			$6,301.5

Public Notes

The Company’s public notes may be redeemed by the Company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of a change of control accompanied by a downgrade of the notes below investment grade rating, within a specified time period, the Company would be required to offer to repurchase the public notes at a price equal to 101% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase. The public notes are senior unsecured and unsubordinated obligations of the Company and rank equally with all other senior and unsubordinated indebtedness of the Company.

Private Note

The Company’s private note may be redeemed by the Company at its option at a redemption price that includes accrued and unpaid interest and a make-whole premium. Upon the occurrence of specified changes of control involving the Company, the Company would be required to offer to repurchase the private note at a price equal to 100% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase. Additionally, the Company would be required to make a similar offer to repurchase the private note upon the occurrence of specified merger events or asset sales involving the Company, when accompanied by a downgrade of the private note below investment grade rating, within a specified time period. The private note is an unsecured senior obligation of the Company and ranks equal in right of payment with all other senior indebtedness of the Company. The private note shall be unconditionally guaranteed by subsidiaries of the Company in certain circumstances, as described in the note purchase agreement as amended.

Covenants and Future Maturities

The Company is in compliance with all covenants under the Company’s outstanding indebtedness at December 31, 2019.

As of December 31, 2019, the aggregate annual maturities of long-term debt for the next five years were:

(millions)
2020	$ 301
2021	1,020
2022	498
2023	648
2024	628

Net Interest Expense

Interest expense and interest income incurred during 2019, 2018 and 2017 were as follows:

(millions)	2019	2018	2017
Interest expense	$214.4	$235.5	$272.2
Interest income	(23.7)	(14.4)	(17.6)
Interest expense, net	$190.7	$221.1	$254.6

Interest expense generally includes the expense associated with the interest on the Company’s outstanding borrowings. Interest expense also includes the amortization of debt issuance costs and debt discounts, which are both recognized over the term of the related debt.

During 2017, in anticipation of U.S. tax reform and a potential limit on interest deductibility in future years, the Company entered into transactions to exchange or retire certain long-term debt, and incurred debt exchange and extinguishment charges of $21.9 million ($13.6 million after tax) , which are included as a component of interest expense, net on the Consolidated Statement of Income.